RESTRICTED CASH AND SHORT-TERM DEPOSITS (Tables)	12 Months Ended
Dec. 31, 2024
Restricted Cash and Investments [Abstract]
Components of restricted cash and cash equivalents
Our restricted cash and short-term deposits balances are as follows:

(in thousands of $)	2024	2023
Restricted cash in relation to the FLNG Hilli (1)	60,955	60,996
Restricted cash in relation to the Gimi (2)	58,107	—
Restricted cash and short-term deposits held by lessor VIE (3)	17,472	18,085
Restricted cash relating to the LNG Hrvatska O&M Agreement (4)	12,715	12,083
Restricted cash relating to office lease	949	1,081
Total restricted cash and short-term deposits	150,198	92,245
Less: Amounts included in current restricted cash and short-term deposits	(75,579)	(18,115)
Long-term restricted cash	74,619	74,130
(1) In November 2015, in connection with the issuance of a $400 million letter of credit (“LC”) by a financial institution to the Customer of the FLNG Hilli, we recognized an initial cash collateral of $305.0 million to support the FLNG Hilli performance guarantee. Under the provisions of the LC, the terms allow for a stepped reduction in the value of the guarantee over time and a corresponding reduction to the cash collateral requirements. In May 2021, the FLNG Hilli had achieved 3.6 million tonnes of LNG production, reducing the LC to $100 million and the cash collateral to $61.0 million as of December 31, 2024. The cash collateral is expected to be restricted until the end of the LTA term.
In November 2016, after we satisfied certain conditions precedent, the LC originally issued with an initial expiration date of December 31, 2018, was re-issued and automatically extends, on an annual basis, until the tenth anniversary of the acceptance date of the FLNG Hilli, unless the bank exercises its option to exit from the arrangement by giving a three months’ notice prior to the next annual renewal date.
(2) Under the terms of the Gimi facility, pre-commissioning contractual cash flows are classified as restricted, to be utilized only for debt service prior to COD. These restrictions are lifted through a contractual release mechanism upon achieving COD.
(3) This is held by lessor VIE that we are required to consolidate under U.S. GAAP (note 5).
(4) In connection with the LNG Hrvatska O&M Agreement, we are required to maintain two performance guarantees, one in the amount of $9.4 million (€9.1 million) and one in the amount of $1.3 million, both of which will remain restricted, inclusive of accrued interest, throughout the 10-year term until December 2030.